Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2015
Registrant Name	PNC FUNDS
Central Index Key	0000778202
Amendment Flag	false
Document Creation Date	Feb. 23, 2016
Document Effective Date	Feb. 29, 2016
Prospectus Date	Feb. 29, 2016
PNC International Growth Fund | Class A
Prospectus:
Trading Symbol	PIGAX
PNC International Growth Fund | Class R
Prospectus:
Trading Symbol	PIRGX
PNC International Growth Fund | Class I
Prospectus:
Trading Symbol	PIGDX